Leases - Summary of Maturity Analysis for Operating Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 288,714
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	148,980
1 year ~ 2 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	91,033
2 year ~ 3 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	₩ 48,701